PAGE 1
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)          February 1998

Dear Shareholders:

                 While stocks captured headlines for investors seeking growth
(Photograph of   over the past year, municipal bonds continued to reward
William M.       income-oriented investors with both attractive total return and
Ennis)           tax-advantaged income. The Lehman Brothers Municipal Bond Index produced a total return of 9.19% for the twelve months ended on
                 December 31, 1997. Further, the average AAA-rated municipal bond yielded approximately 5.00%-- 85% of that of U.S.
WILLIAM M.       Treasuries with comparable maturities-- also as of that date. A
ENNIS            taxable investment would need to yield 7.25% for investors in the 31% federal income tax bracket to match the yield provided by a AAA-rated municipal bond, a tall order in an environment where the benchmark 30-year U.S. Treasury yields under 6%.
                 These returns are especially attractive when one considers that inflation, measured by the consumer price index, stood at 1.7% for all of 1997.
                   The U.S. experienced an extremely favorable investment
                 environment throughout most of last year. Steady economic growth combined with minimal inflation pressures, a declining federal budget deficit and strong foreign demand stimulated a rally in the fixed-income market that drove interest rates to their lowest levels in 20 years. Foreign investors, in particular, sought the U.S. as a safe haven from the upheaval taking place in the Asian financial markets.
  In the tax-exempt sector, state and local governments reaped higher tax revenues from this steady economic growth. Improved cash flows strengthened municipalities from a credit standpoint. These improved financial operations also reduced the need to issue municipal bonds, lowering supply and helping support prices.
  As we head into 1998, many of the trends we witnessed over the last year still appear to be in place. High levels of consumer confidence and brisk employment growth suggest that the economy can continue to grow at a healthy pace and there is an increasing confidence among many investors that worldwide improvements in technology and productivity can enable further economic expansion with few inflationary pressures. We believe this backdrop bodes well for fixed income investors.
  Despite the economic health we are enjoying in the U.S., however, the situation in Asia continues to be unsettled. A slowdown in Asia could have a significant effect on our domestic economy, reducing growth in the U.S. and lowering inflation from the minimal levels we have experienced to date. We expect that much of the outlook for the U.S. economy, as well as the direction of interest rates, will depend on the resolution of the Asian crisis.
  The events in the world's markets have served as a reminder of the value of an income-oriented, high quality investment. The importance of an income-oriented investment to a well rounded portfolio grows further when one stops to think about the stage in life that baby-boomers are reaching. As retirement approaches, investors typically prefer securities that generate a stable income over riskier, more volatile investments.
  On an administrative note, we are pleased to report that shareholders of the Keystone Tax Free Fund and the Evergreen Tax Free Income Fund have approved a proposal to reorganize these funds into a new fund, the Evergreen Tax Free Fund. The new fund's investment objective is substantially the same as that of the former funds and will be managed by Betsy Hutchings. The reorganization of these funds took place on January 23, 1998.
  A discussion with your fund manager follows this letter, providing a detailed account of the market conditions and strategies that shaped your fund's performance. We wish you all a healthy and prosperous 1998.

Sincerely,

/s/William M. Ennis

William M. Ennis
MANAGING DIRECTOR

PAGE 2
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

                               A Discussion With
                              Your Fund's Manager

                        (Photgraph of Betsy A. Hutchings)

   BETSY A. HUTCHINGS, A SENIOR VICE PRESIDENT AND HEAD OF THE MUNICPAL BOND TEAM OF KEYSTONE INVESTMENT MANAGEMENT COMPANY, IS PORTFOLIO MANAGER OF THE FUND. MS. HUTCHINGS HAS MORE THAN 15 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT AND HAS MANAGED THE FUND SINCE 1990.

Q WHAT WAS THE ENVIRONMENT LIKE FOR MUNICIPAL BONDS OVER THE LAST TWELVE MONTHS?

A The environment was favorable for most of the period. Interest rates fell, as moderate economic growth continued to be accompanied by low inflation. The federal budget deficit declined and foreign demand for U.S. government securities was strong. For state and local governments, the economy's strength produced higher tax revenues. Improved cash flows strengthened municipal balance sheets and reduced the need to issue tax-exempt bonds.
  These positive market conditions contrasted dramatically with the investment environment that prevailed in the early part of last year. Concerned that stronger economic growth would revive inflationary pressures, investors forced interest rates higher and bond prices lower, at that time. In March 1997, the Federal Reserve Board raised the federal funds rate--the rate at which banks lend to each other overnight and the benchmark for short-term interest rates--from 5 1/4% to 5 1/2%, in an attempt to prevent a rise in price pressures.
  Although municipal bond and U.S. Treasury yields experienced similar trends over the past twelve months, there were times when supply and demand factors in the respective markets caused the yields in each sector to move in different directions. One of these periods occurred in the fourth quarter when heavier municipal supply combined with lackluster demand, putting downward pressure on tax-exempt bond prices. At the same time, a "flight to quality" in the U.S. Treasury market--stemming from the Asian currency crisis--caused the prices of comparable U.S. Treasuries to rise. At that point, municipal bonds became very "cheap" compared to U.S. Treasuries, based on historical standards. Typically providing approximately 85% of the yield of U.S. Treasuries with comparable maturities, the yields of AAA-rated municipal bonds offered as much as 88% of those of their U.S. government counterparts.

Q HOW DID THE FUND PERFORM DURING THAT TIME?

A We were satisfied with the Fund's performance. Evergreen Tax Free Fund generated an attractive level of tax-exempt income and a solid total return over the past year. We attribute these results to careful security selection and the implementation of conservative, interest-rate-sensitive strategies.

Q WHAT STRATEGIES DID YOU USE IN MANAGING THE FUND?

A We emphasized quality, income and relative value. We also adjusted the portfolio's sensitivity to interest rate changes.
  We increased the Fund's investment in AAA-rated bonds from 46% on December 31, 1996, to 58% on December 31, 1997, believing that AAA-rated bonds provided the best relative value. During the year, the additional yield provided by lower-rated bonds compared to their higher-rated counterparts sunk to historically

PAGE 3
---------------------------------------------------------

low levels. The changing yield relationship between higher-rated bonds and lower-rated bonds enabled us to increase the Fund's holdings in higher-rated securities, while giving up only minimal yield.
  As part of our emphasis on quality, we increased the Fund's holdings in higher-rated general obligation bonds. General obligation bonds benefited from the economy's strength, with rising state and local tax revenues improving many municipalities from a credit standpoint. We also scaled back on the Fund's New York holdings as the year progressed. We had increased the Fund's investment in New York municipal bonds when heavy supply had driven their prices lower and yields higher than alternative investments. Their yields fell to the point where we could take attractive profits and we believed we could find better value in other bonds. As of December 31, 1997, the average quality of the Fund was AA+.
  We adjusted the Fund's maturity structure, actively managing its duration. Duration measures a portfolio's sensitivity to interest rate changes. The longer a portfolio's duration, the greater its sensitivity to changes in interest rates. We increased the Fund's duration after interest rates rose to enhance total return when interest rates later declined. We did this by selling positions in the 5-10 year maturity range and reinvesting the proceeds in bonds with 15-20 year maturities. We also invested in lower-coupon bonds and zero-coupon bonds as part of this strategy.
  Later in the year, we shortened the Fund's duration--enhancing its price stability--when market sentiment became negative and municipal bond prices began to fluctuate. At that time, we reduced the Fund's holdings in bonds with 25-year maturities. We reinvested assets in pre-refunded bonds, which were rated "AAA" because they were fully backed by U.S. government securities. They mature in 2-10 years. The high quality and shorter maturities of pre-refunded bonds make them one of the safest and most stable securities in the municipal bond market.
  In the fourth quarter, we extended the Fund's duration when price volatility subsided and our outlook for municipal bonds became more positive. We sold bonds with 10-12 year maturities which, in our opinion, had become overvalued and reinvested in bonds in the 22-25 year maturity range. We focused on zero coupon bonds to enhance total return and on bonds with 5 3/4% to 6% coupons, which we believed provided attractive relative value. As of December 31, 1997, the Fund's average maturity was 19.1 years and its duration was 8.5 years.

Q WHAT IS YOUR OUTLOOK OVER THE NEXT SIX MONTHS?

A Our outlook is positive, although we are closely monitoring developments in the Asian crisis. We expect many of the trends that drove interest rates lower over the past year to continue. These include low inflation, a declining federal budget deficit and strong foreign demand for U.S. government securities. We believe, however, that turmoil in the Asian economies could have a substantial effect on the U.S. economy and that will play an important role in determining the future course of interest rates.

PAGE 4
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)


Your Fund's Performance
-----------------------
Comparison of change in value of a $10,000 investment in Evergreen Tax Free Fund, the Lehman Municipal Bond Index and the Consumer Price Index.


In Thousands              December 31, 1987 through December 31, 1997

(Graph appears here with the following plot points)


          12/87     12/89     12/91     12/93     12/95     12/97
Fund      10.000    12.048    14.146    16.735    17.832    20.610
CPI       10.000    10.926    11.949    12.632    13.299    13.955
LMBI      10.000    12.202    14.682    17.939    19.982    22.521

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Municipal Bond Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through December 31, 1997.


HISTORICAL RECORD
--------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
1 year w/o sales charge                  8.15%
1 year w/sales charge*                   5.15%
5 years                                  6.03%
10 years                                 7.50%
CUMULATIVE TOTAL RETURN
5 years                                 33.99%
10 years                               106.06%


*ADJUSTED FOR MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 3.0% FOR THOSE INVESTORS WHO SOLD FUND SHARES AFTER ONE CALENDAR YEAR.

PAGE 5
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------

LONG-TERM MUNICIPAL OBLIGATIONS--98.9%


              ALABAMA--0.6%
$ 2,035,000   Alabama Agricultural and
                Mechanic University
                6.50%, 11/1/25, (MBIA)..... $    2,306,571
  2,065,000   Alabama Housing Finance
                Authority, Single Family,
                Collateralized Home
                Mortgage, Series D1
                6.00%, 10/1/16.............      2,192,844
  3,500,000   Mobile, Alabama, Industrial
                Development Board, Solid
                Waste Disposal, Mobile
                Energy Service Company
                Project
                6.95%, 1/1/20..............      3,869,005
                                            --------------
                                                 8,368,420
                                            --------------

              ALASKA--1.3%
 15,000,000   Alaska Energy Authority,
                Utilities Revenue, Linked
                Bulls/Bears Floaters (c)
                6.60%, 7/1/15, (FGIC)......     17,526,000
    130,000   Alaska State Housing Finance
                Corporation, Collateralized
                Home Mortgage, Series A
                8.00%, 12/1/13.............        133,738
                                            --------------
                                                17,659,738
                                            --------------

              ARIZONA--1.3%
    850,000   Chandler, Arizona, Water and
                Sewer Revenue
                6.75%, 7/1/06, (FGIC)......        926,670
              Maricopa County, Arizona,
                Elementary School District:
  2,000,000     #008, Osborn Refunding
                7.50%, 7/1/07, (MBIA)......      2,482,880
  3,750,000     #068, Series A
                6.75%, 7/1/14, (AMBAC).....      4,244,325
  6,000,000   Maricopa County, Arizona,
                Unified School District
                8.13%, 1/1/10, (MBIA)......      7,762,740
    370,000   Pima County, Arizona,
                Industrial Development
                Authority, Health Care
                Corporation Revenue
                8.00%, 7/1/13, (MBIA)......        384,985
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              ARIZONA--CONTINUED


$ 2,030,000   Pima County, Arizona, Unified
                School District, Tucson
                Refunding
                7.50%, 7/1/03, (FGIC)...... $    2,375,405
                                            --------------
                                                18,177,005
                                            --------------

              ARKANSAS--0.1%
  1,630,000   Arkansas State Development
                Finance Authority, Single
                Family Mortgage Revenue
                8.00%, 8/15/11.............      1,765,942
                                            --------------
              CALIFORNIA--5.9%
  7,000,000   California State Educational
                Facilities Authority
                Revenue, Stanford
                University, Series M
                5.25%, 12/1/26.............      7,083,720
  1,990,000   California State Housing
                Finance Agency, Revenue
                Bonds, Home Mortgage,
                Series H
                6.25%, 8/1/27..............      2,109,917
 11,290,000   California State Pollution
                Control Financing
                Authority, Solid Waste
                Disposal Revenue, Keller
                Canyon Landfill Company
                Project
                6.88%, 11/1/27.............     12,487,869
  3,700,000   California State Public Works
                Board, Lease Department
                Correctional State Prison,
                Series E
                5.50%, 6/1/15..............      3,895,249
    350,000   California State Public Works
                Board, Various California
                University Projects,
                Series B
                5.50%, 6/1/19..............        358,302
              California State, General
                Obligation:
  5,000,000     5.13%, 10/1/27.............      4,922,000
  2,500,000     Series BH
                5.50%, 12/1/18.............      2,506,150
  3,350,000   East Bay, California,
                Municipal Utility Water
                Systems Revenue
                5.00%, 6/1/26, (FGIC)......      3,266,183

PAGE 6
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              CALIFORNIA--CONTINUED
$ 5,615,000   Eden Township, California,
                Hospital District Revenue
                7.40%, 11/1/19............. $    5,978,066
  7,700,000   Los Angeles, California,
                Transportation Commission,
                Series A
                6.25%, 7/1/13, (MBIA)......      8,312,535
  1,090,000   Lucia Mar, California Unified
                School District, Capital
                Appreciation, Series A
                (effective yield 5.35%) (b)
                0.00%, 8/1/10, (FGIC)......        595,434
  6,015,000   Oakland, California, Revenue
                Refunding, Series A
                7.60%, 8/1/21, (FGIC)......      6,258,307
  2,750,000   Palm Desert, California,
                Financing Authority, Tax
                Allocation Revenue, Project
                Area #1
                5.63%, 4/1/23, (MBIA)......      2,804,890
              Riverside County, California,
                Asset Leasing Corporation,
                Leasehold Revenue,
                Riverside County Hospital
                Project:
  1,750,000     (effective yield 5.80%) (b)
                0.00%, 6/1/15, (MBIA)......        707,980
  1,395,000     (effective yield 5.85%) (b)
                0.00%, 6/1/16, (MBIA)......        531,927
  4,555,000   San Mateo County, California,
                Transportation District,
                Series A
                5.75%, 6/1/18, (MBIA)......      5,019,929
  6,635,000   Southern California Public
                Power Authority, Power
                Project Revenue, Mead
                Adelanto Project, Revenue
                Refunding, Series A
                5.00%, 7/1/17, (AMBAC).....      6,537,200
 10,000,000   Southern California Public
                Power Authority,
                Transmission Project
                Revenue,
                (effective yield 5.93%) (b)
                0.00%, 7/1/15, (FGIC)......      4,154,000
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              CALIFORNIA--CONTINUED


              Victor Valley, California,
                Joint Unified High School
                District, Capital
                Appreciation:
$ 2,635,000     (effective yield 6.20%) (b)
                0.00%, 9/1/10, (MBIA)...... $    1,439,000
  3,780,000     (effective yield 6.25%) (b)
                0.00%, 9/1/11, (MBIA)......      1,947,154
  2,000,000     (effective yield 6.35%) (b)
                0.00%, 9/1/13, (MBIA)......        917,920
                                            --------------
                                                81,833,732
                                            --------------


              COLORADO--7.6%
  4,000,000   Araphoe County, Colorado,
                Single Family Mortgage
                Revenue, Capital
                Appreciation, Series A,
                (effective yield 6.00%) (b)
                0.00%, 9/1/10..............      2,125,520
  7,100,000   City and County of Denver,
                Colorado, Airport System,
                Series D
                7.75%, 11/15/13............      9,002,729
              City and County of Denver,
                Colorado, Airport System,
                Prerefunded Balance:
              Series A:
  1,145,000   7.50%, 11/15/23..............      1,362,550
    140,000   8.00%, 11/15/25..............        158,224
    670,000   8.50%, 11/15/23..............        758,674
  6,320,000   8.75%, 11/15/23..............      7,429,160
    715,000   Series B:
                7.25%, 11/15/12............        814,778
  2,550,000   Series D:
                7.75%, 11/15/21............      2,902,767
              City and County of Denver,
                Colorado, Airport System,
                Unrefunded Balance:
              Series A:
    520,000   7.25%, 11/15/25..............        597,506
  5,480,000   7.50%, 11/15/23..............      6,324,084
    385,000   8.00%, 11/15/25..............        430,184
  7,080,000   8.50%, 11/15/23..............      7,957,708
 17,510,000   8.75%, 11/15/23..............     20,569,172
  2,785,000   Series B:
                7.25%, 11/15/12............      3,116,777
  9,700,000   Series D:
                7.75%, 11/15/21............     10,912,500

PAGE 7
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              COLORADO--CONTINUED
$ 9,795,000   Colorado State East 470
                Public Highway Authority
                Revenue, Capital
                Appreciation, Senior
                Series B,
                (effective yield 5.30%) (b)
                0.00%, 9/1/13, (MBIA)...... $    4,447,518
              Colorado State East 470
                Public Highway Authority
                Revenue, Senior Series A:
  9,000,000   5.00%, 9/1/21, (MBIA)........      8,804,700
  5,000,000   5.00%, 9/1/26, (MBIA)........      4,859,800
  1,880,000   Colorado State Health
                Facilities Authority,
                Sisters Charity Health
                Care, Series A
                6.25%, 5/15/09, (MBIA).....      2,182,153
              El Paso County, Colorado,
                School District #11,
                Colorado Springs:
  2,310,000   6.50%, 12/1/12...............      2,721,596
  2,000,000   7.10%, 12/1/13...............      2,492,180
  1,000,000   7.10%, 12/1/16...............      1,260,670
  2,250,000   Larimer County, Colorado,
                School District
                7.00%, 12/15/16, (MBIA)....      2,888,100
                                            --------------
                                               104,119,050
                                            --------------

              CONNECTICUT--0.2%
  1,375,000   Connecticut State Resources
                Recovery Authority,
                Bridgeport Project,
                Series B
                8.50%, 1/1/00..............      1,417,611
  1,600,000   Connecticut State Special Tax
                Obligation, Series B
                6.50%, 10/1/12.............      1,907,264
                                            --------------
                                                 3,324,875
                                            --------------

              DELAWARE--0.1%
  1,600,000   Delaware State Health
                Facilities Authority,
                Medical Center of Delaware
                7.00%, 10/1/15, (MBIA).....      1,701,648
                                            --------------
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED


              DISTRICT OF COLUMBIA--0.2%
$ 1,765,000   District of Columbia Hospital
                Revenue, Medlantic
                Healthcare Group, Series A
                6.00%, 8/15/11, (MBIA)..... $    1,968,787
  1,500,000   District of Columbia Revenue,
                American Association for
                the Advancement of Science
                5.25%, 1/1/16, (AMBAC).....      1,503,405
                                            --------------
                                                 3,472,192
                                            --------------

              FLORIDA--8.3%
  9,000,000   Broward County, Florida,
                Resource Recovery, South
                Project
                7.95%, 12/1/08.............      9,797,220
 10,600,000   Dade County, Florida, Special
                Obligation, Revenue
                Refunding, Series B
                5.00%, 10/1/35.............     10,270,976
              Florida State Board of
                Education, Capital Outlay,
                Public Education:
                Series A:
  3,500,000   5.00%, 1/1/11................      3,556,175
  4,750,000   5.00%, 6/1/27................      4,622,415
 10,000,000     Series B:
                5.75%, 6/1/17..............     10,630,400
              Florida State Department of
                Transportation, Right Of
                Way:
 16,500,000     Series A:
                5.00%, 7/1/22..............     16,249,860
  5,750,000     Series B:
                5.00%, 7/1/27..............      5,595,612
    540,000   Florida State Housing Finance
                Agency, GNMA Collateralized
                Home Mortgage
                8.00%, 12/1/20.............        564,905
              Gainesville, Florida,
                Utilities Systems Revenue:
                Series B:
    435,000   7.50%, 10/1/08...............        542,871
    695,000   7.50%, 10/1/09...............        872,378

PAGE 8
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              FLORIDA--CONTINUED
$   495,000   Hillsborough County, Florida,
                Housing Finance Agency,
                Single Family Mortgage
                Revenue
                7.30%, 4/1/22.............. $      520,290
  3,000,000   Indian Trace, Florida,
                Community Development
                District, Water Management,
                Special Benefit Assessment
                5.00%, 5/1/17, (MBIA)......      2,996,010
  1,800,000   Jacksonville, Florida, Health
                Facilities Authority, New
                Children's Hospital
                7.00%, 6/1/21, (MBIA)......      1,998,522
  3,580,000   Jacksonville, Florida,
                Transportation Authority
                9.20%, 1/1/15..............      5,102,467
    300,000   Lee County, Florida, Solid
                Waste System, Series B
                7.00%, 10/1/11.............        334,206
  4,000,000   Miami-Dade County, Florida,
                Special Obligation,
                Subordinated Series B
                5.00%, 10/1/37, (MBIA).....      3,868,000
              Orange County, Florida,
                Tourist Development Tax
                Revenue:
 10,370,000   5.00%, 10/1/17, (MBIA).......     10,291,914
  5,000,000   5.00%, 10/1/18, (MBIA).......      4,929,800
              Orlando-Orange County,
                Florida, Expressway
                Authority:
  3,000,000   8.25%, 7/1/14................      4,170,210
  2,960,000   8.25%, 7/1/15, (FGIC)........      4,137,991
  2,910,000   Palm Beach County, Florida,
                Health Revenue, John F.
                Kennedy Hospital
                9.50%, 8/1/13..............      3,884,559
  3,250,000   St. Petersburg, Florida,
                Health Facilities Authority
                7.00%, 12/1/15, (MBIA).....      3,628,267
    500,000   Tampa, Florida, Allegheny
                Health Systems Revenue
                6.50%, 12/1/23.............        560,710
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              FLORIDA--CONTINUED


$ 2,980,000   Tampa, Florida, Guaranteed
                Entitlement, Series A
                8.38%, 10/1/08............. $    3,079,949
  1,825,000   Tampa, Florida, Subordinate
                Guaranteed Entitlement,
                Prerefunded Balance,
                Series B
                8.50%, 10/1/18.............      1,887,853
    500,000   Tarpon Springs, Florida,
                Health Facilities
                Authority, Hospital
                Revenue, Tarpon Springs
                Hospital
                8.75%, 5/1/12..............        516,220
                                            --------------
                                               114,609,780
                                            --------------

              GEORGIA--4.1%
  3,000,000   Forsyth County, Georgia,
                School District
                6.75%, 7/1/16..............      3,649,440
  3,245,000   Fulton County, Georgia,
                Development Authority
                Revenue Georgia Tech
                Foundation Facilities,
                Series A
                5.00%, 9/1/27..............      3,182,599
              Georgia State Municipal
                Electric Authority Power
                Revenue, Series B:
  3,000,000   6.25%, 1/1/17, (FGIC)........      3,513,540
  9,800,000   6.38%, 1/1/16................     11,348,498
              Georgia State, General
                Obligation:
 10,000,000     Series B
                6.80%, 3/1/11..............     12,051,400
 10,700,000     Series C
                5.25%, 4/1/11..............     11,282,508
  1,500,000     Series D
                6.70%, 8/1/10..............      1,791,435
  2,595,000   Henry County, Georgia, Water
                and Sewer Authority Revenue
                5.00%, 2/1/26, (AMBAC).....      2,568,453
  4,255,000   Metropolitan Atlanta Rapid
                Transit Authority, Georgia,
                Sales Tax Revenue, Series P
                6.25%, 7/1/11, (AMBAC).....      4,893,676

PAGE 9
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              GEORGIA--CONTINUED
$ 2,370,000   Private Colleges and
                University Facilities
                Authority Revenue, Georgia,
                Mercer University Project
                6.40%, 11/1/11, (MBIA)..... $    2,767,662
                                            --------------
                                                57,049,211
                                            --------------
              HAWAII--0.8%
              Hawaii State Department of
                Budget and Finance, Special
                Purpose Revenue, Hawaiian
                Electric Company
                Incorporated:
  8,000,000   7.38%, 12/1/20, (MBIA).......      8,791,680
  2,000,000     Series A
                5.65%, 10/1/27, (MBIA).....      2,088,840
                                            --------------
                                                10,880,520
                                            --------------

              IDAHO--0.1%
  1,005,000   Idaho Housing Finance
                Authority, Single Family
                Mortgage Bonds, Series D-1
                8.00%, 1/1/20..............      1,135,298
                                            --------------

              ILLINOIS--4.7%
 15,860,000   Chicago, Illinois, Gas Supply
                Revenue, People's Gas Light
                and Coke Company, Series A
                8.10%, 5/1/20..............     17,425,699
  2,000,000   Chicago, Illinois, General
                Obligation, Series A2
                6.00%, 1/1/11, (AMBAC).....      2,223,320
  2,000,000   Chicago, Illinois, Single
                Family Mortgage Revenue,
                Series B
                6.95%, 9/1/28..............      2,245,100
  4,000,000   Illinois State Development
                Finance Authority,
                Pollution Control Revenue
                Refunding, Commonwealth
                Edison Company Project,
                Series D
                6.75%, 3/1/15..............      4,540,040
  9,000,000   Illinois State, Sales Tax,
                Series P
                6.50%, 6/15/22.............     10,895,310
  2,965,000   Kankakee, Illinois, Sewer
                Revenue
                6.88%, 5/1/11, (FGIC)......      3,327,175
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              ILLINOIS--CONTINUED


$ 3,000,000   Metropolitan Fair and
                Exposition Authority,
                Illinois, Series A
                5.00%, 6/1/15.............. $    2,938,020
 10,000,000   Northern Illinois University
                Revenues, Auxiliary
                Facilities Systems
                5.75%, 4/1/22, (FGIC)......     10,543,500
  4,950,000   Quincy, Illinois, Blessing
                Hospital Revenue
                6.00%, 11/15/18............      5,131,566
  4,485,000   Regional Transportation
                Authority, Illinois,
                Transportation Revenue
                6.00%, 6/1/18, (FGIC)......      5,073,432
                                            --------------
                                                64,343,162
                                            --------------

              KANSAS--0.2%
  2,000,000   Burlington, Kansas, Pollution
                Control, Kansas Gas and
                Electric Company
                7.00%, 6/1/31, (MBIA)......      2,207,760
                                            --------------

              KENTUCKY--1.6%
  8,000,000   Carroll County, Kentucky,
                Kentucky Utility Company,
                Series A
                7.45%, 9/15/16.............      9,173,280
  6,000,000   Jefferson County, Kentucky,
                Hospital Revenue, Linked
                ACEs/INFLOs (c)
                6.44%, 10/1/14, (MBIA).....      6,494,400
  3,795,000   Kentucky State Housing
                Corporation, Housing
                Revenue Bond, Series C
                7.90%, 1/1/21..............      3,999,588
  2,725,000   Trimble County, Kentucky,
                Pollution Control,
                Louisville Gas and Electric
                Company
                7.63%, 11/1/20.............      3,008,182
                                            --------------
                                                22,675,450
                                            --------------

              LOUISIANA--1.1%
  1,750,000   Louisiana State Public
                Facilities Authority,
                Hospital Revenue, Woman
                Hospital Foundation Project
                7.25%, 10/1/22.............      1,993,478

PAGE 10
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              LOUISIANA--CONTINUED
              New Orleans, Louisiana,
                Capital Appreciation:
$ 6,960,000     (effective yield 6.05%) (b)
                0.00%, 9/1/14, (AMBAC)..... $    3,014,724
  2,800,000     (effective yield 7.10%) (b)
                0.00%, 9/1/15, (AMBAC).....      1,147,468
  3,755,000     (effective yield 7.15%) (b)
                0.00%, 9/1/17, (AMBAC).....      1,377,634
  5,175,000   Orleans Parish, Louisiana,
                School Board Revenue
                9.05%, 2/1/10, (MBIA)......      7,188,696
                                            --------------
                                                14,722,000
                                            --------------

              MAINE--0.5%
  4,000,000   Maine State Housing
                Authority, Mortgage
                Purchase, Series C2
                6.05%, 11/15/28............      4,159,920
  2,500,000   Regional Waste System, Maine,
                Solid Waste Resources
                Recovery Revenue
                8.15%, 7/1/11..............      2,656,025
                                            --------------
                                                 6,815,945
                                            --------------

              MARYLAND--0.0%
    115,000   Maryland State Community
                Development Administration,
                Multi-Family Housing
                8.75%, 5/15/12.............        115,439
                                            --------------

              MASSACHUSETTS--8.4%
    450,000   Lawrence, Massachusetts,
                General Obligation
                6.25%, 2/15/09, (AMBAC)....        498,942
              Massachusetts Bay
                Transportation Authority:
  7,550,000     Series A
                6.25%, 3/1/12..............      8,596,506
  2,125,000     Series B
                6.20%, 3/1/16..............      2,437,885
              Massachusetts Bay
                Transportation Authority,
                General Transportation
                Systems:
                Series A:
  7,000,000   5.00%, 3/1/19, (FGIC)........      6,900,810
  6,110,000   7.00%, 3/1/11, (MBIA)........      7,489,210
  5,000,000     Series C
                5.00%, 3/1/24..............      4,844,350
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              MASSACHUSETTS--CONTINUED


              Massachusetts State Health
                and Educational Facilities
                Authority:
$ 1,700,000   Brigham & Women's Hospital
                6.75%, 7/1/24, (MBIA)...... $    1,874,454
  2,000,000   Capital Asset Program
                7.30%, 10/1/18, (MBIA).....      2,177,160
    600,000   McLean Hospital Issue,
                Series C
                6.50%, 7/1/10..............        662,232
    600,000   Milton Hospital, Series B
                7.25%, 7/1/05..............        655,380
              New England Deaconess
                Hospital:
  1,000,000   6.88%, 4/1/22................      1,099,770
  2,980,000   6.88%, 4/1/22, (AMBAC).......      3,304,105
 13,750,000   Massachusetts State
                Industrial Finance Agency,
                Harvard Community Health
                Plan, Incorporated, Series B
                8.13%, 10/1/17.............     14,434,475
  8,000,000   Massachusetts State
                Industrial Finance Agency,
                Solid Waste Disposal
                Revenue, Senior Lien,
                Massachusetts Recycling
                Association, Series A (d)
                9.00%, 8/1/16..............      3,000,000
 14,000,000   Massachusetts State Municipal
                Wholesale Electric Copower
                Supply Systems Revenue,
                Linked PARs and INFLOs (c)
                5.45%, 7/1/18..............     14,161,420
  4,325,000   Massachusetts State Port
                Authority Revenue, Series B
                5.38%, 7/1/27..............      4,325,043
              Massachusetts State Special
                Obligation Revenue,
                Consolidated Loan, Series A:
  2,000,000   5.50%, 6/1/12................      2,152,580
  1,500,000   5.50%, 6/1/13................      1,601,295
              Massachusetts State Turnpike
                Authority, Metropolitan
                Highway Systems Revenue,
                Senior Series A:
  2,000,000   5.00%, 1/1/27, (MBIA)........      1,943,760
 30,910,000   5.00%, 1/1/37, (MBIA)........     29,892,752

PAGE 11
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              MASSACHUSETTS--CONTINUED
$   235,000   Massachusetts State Water
                Pollution Abatement Trust,
                Pooled Loan Program,
                Series 2
                6.13%, 2/1/08.............. $      269,448
  3,500,000   Massachusetts State, General
                Obligation, Consolidated
                Loan, Series C
                5.00%, 8/1/17..............      3,465,280
                                            --------------
                                               115,786,857
                                            --------------

              MICHIGAN--1.2%
  2,500,000   Detroit, Michigan, Sewage
                Disposal Revenue, Series A
                5.00%, 7/1/22, (MBIA)......      2,451,825
              Michigan State Building
                Authority Revenue,
                Facilities Program, Series II:
  1,000,000     (effective yield 5.10%) (b)
                0.00%, 10/15/09, (AMBAC)...        574,760
  1,000,000     (effective yield 5.20%) (b)
                0.00%, 10/15/10, (AMBAC)...        542,260
  1,000,000     (effective yield 5.25%) (b)
                0.00%, 10/15/11, (AMBAC)...        510,010
  1,000,000     (effective yield 5.30%) (b)
                0.00%, 10/15/12, (AMBAC)...        481,510
  9,500,000   Monroe County, Michigan,
                Economic Development
                Corporation, Detroit Edison
                Company
                6.95%, 9/1/22, (FGIC)......     12,095,590
                                            --------------
                                                16,655,955
                                            --------------

              MINNESOTA--0.2%
  1,120,000   Dakota County, Minnesota,
                Single Family Mortgage
                8.10%, 9/1/12..............      1,165,035
  1,280,000   Minnesota State Housing
                Finance Agency, Single
                Family Mortgage, Series D
                8.00%, 1/1/23..............      1,345,370
                                            --------------
                                                 2,510,405
                                            --------------
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED


              MISSISSIPPI--0.1%
$ 1,000,000   Harrison County, Mississippi,
                Wastewater Treatment
                Management
                8.50%, 2/1/13.............. $    1,407,080
                                            --------------

              MISSOURI--0.2%
  1,500,000   Joplin, Missouri Industrial
                Development Authority
                Revenue, Catholic Health
                Initiatives, Series A
                5.13%, 12/1/15.............      1,495,425
    945,000   Missouri State Housing
                Development Commission,
                Mortgage Revenue, Single
                Family, Series B
                6.45%, 9/1/27..............      1,015,781
              Sikeston, Missouri, Electric
                Revenue :
    300,000   6.00%, 6/1/13, (MBIA)........        338,835
    200,000   6.00%, 6/1/14, (MBIA)........        225,796
                                            --------------
                                                 3,075,837
                                            --------------

              MONTANA--0.9%
 11,000,000   Forsyth, Montana, Pollution
                Control Revenue Montana
                Power Company, Series A
                6.13%, 5/1/23, (AMBAC).....     11,871,090
                                            --------------

              NEVADA--1.5%
  9,000,000   Clark County, Nevada,
                Passenger Facilities
                Revenue, Las Vegas McCarran
                International Airport,
                Series A
                6.00%, 7/1/22, (AMBAC).....      9,584,190
  3,000,000   Clark County, Nevada, School
                District, Series A
                6.75%, 3/1/07, (MBIA)......      3,247,950
  6,000,000   Clark County, Nevada, Series A
                7.50%, 6/1/09, (AMBAC).....      7,516,560
                                            --------------
                                                20,348,700
                                            --------------

PAGE 12
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED


              NEW HAMPSHIRE--0.3%
              New Hampshire State Higher
                Education & Health
                Facilities Authority,
                Frisbie Memorial Hospital,
                Revenue Bonds:
$ 3,155,000   6.13%, 10/1/13............... $    3,293,820
              Gloucester County Project,
                Series A
  1,000,000   8.13%, 7/1/10................      1,016,340
                                            --------------
                                                 4,310,160
                                            --------------
              NEW JERSEY--0.8%
  8,750,000   New Jersey State Economic
                Development Authority,
                Water Facilities Revenue,
                New Jersey American Water
                Company Incorporated
                Project
                6.50%, 4/1/22, (FGIC)......      9,480,538
  1,000,000   New Jersey State Health Care
                Facilities Financing
                Authority, Jersey Shore
                Medical Center
                6.13%, 7/1/12, (AMBAC).....      1,081,300
                                            --------------
                                                10,561,838
                                            --------------

              NEW MEXICO--0.6%
  1,500,000   Albuquerque, New Mexico,
                Hospital System Revenue,
                Series A
                6.38%, 8/1/07, (MBIA)......      1,649,985
  1,000,000   Albuquerque, New Mexico,
                Joint Water and Sewer
                System Revenue, Series A
                (effective yield 6.90%) (b)
                0.00%, 7/1/08, (FGIC)......        613,750
  5,000,000   Farmington, New Mexico,
                Pollution Control Revenue,
                Southern California Edison
                Company, Series A
                5.88%, 6/1/23, (MBIA)......      5,338,800
                                            --------------
                                                 7,602,535
                                            --------------

              NEW YORK--13.2%
  7,000,000   Housing, New York, Corporate
                Revenue, Series A,
                (effective yield 6.17%) (b)
                0.00%, 11/1/10.............      6,359,150
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              NEW YORK--CONTINUED


$   400,000   Metropolitan Transportation
                Authority, New York,
                Commuter Facilities
                Revenue, Series A
                6.13%, 7/1/14, (MBIA)...... $      445,488
              Metropolitan Transportation
                Authority, New York,
                Transportation Facilities
                Revenue:
 10,000,000     Series A
                5.70%, 7/1/17, (MBIA)......     10,691,200
  6,395,000     Series C-1
                5.63%, 7/1/27, (AMBAC).....      6,681,496
  5,225,000   Nassau County, New York,
                General Obligation, Series A
                6.00%, 7/1/10, (FGIC)......      5,875,565
              New York City, New York,
                General Obligation:
  2,980,000   Prerefunded, Series A
                7.75%, 8/15/15.............      3,379,797
    400,000   Refunding, Series A
                5.75%, 8/1/10, (FGIC)......        420,244
              Unrefunded Balance,
                Series A:
    615,000   7.75%, 8/15/08...............        688,043
    335,000   7.75%, 8/15/14...............        375,026
    270,000   7.75%, 8/15/15...............        301,782
              New York City, New York,
                General Obligation, Capital
                Appreciation, Series F:
  7,905,000     (effective yield 5.05%) (b)
                0.00%, 8/1/08, (FGIC)......      4,853,037
  1,500,000     (effective yield 5.05%) (b)
                0.00%, 8/1/08..............        899,220
              New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue:
  4,565,000     Series A:
                7.00%, 6/15/15, (FGIC).....      4,994,658
              Series B:
 10,500,000   5.25%, 6/15/29...............     10,390,695
  3,000,000   5.50%, 6/15/27, (MBIA).......      3,094,800
  5,000,000   5.75%, 6/15/26, (MBIA).......      5,312,450
  5,000,000   5.75%, 6/15/29...............      5,241,750

PAGE 13
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              NEW YORK--CONTINUED
$ 6,790,000   New York State Dormitory
                Authority Revenue, Series A
                5.25%, 5/15/15............. $    6,992,410
              New York State Dormitory
                Authority Revenue, City
                University Educational
                Facilities:
  4,480,000   7.00%, 7/1/09, (FGIC)........      5,434,330
  1,000,000     Series 1995A
                5.38%, 7/1/14, (FGIC)......      1,016,960
 10,600,000   New York State Dormitory
                Authority Revenue, Mental
                Health Services, Series B
                5.38%, 2/15/26, (FSA)......     10,705,576
              New York State Dormitory
                Authority Revenue, State
                University Educational
                Facilities:
  3,000,000   5.25%, 5/15/15, (AMBAC)......      3,135,780
  4,000,000   5.50%, 5/15/13, (FSA)........      4,319,160
              Series A:
  7,000,000   5.25%, 5/15/15, (FSA)........      7,316,820
  4,140,000   5.50%, 5/15/10...............      4,422,265
              Series B:
  9,500,000   5.25%, 5/15/13, (FSA)........     10,001,220
 10,500,000   7.50%, 5/15/11...............     13,150,830
  1,100,000     Series C
                7.38%, 5/15/10.............      1,348,677
              New York State Environmental
                Facilities Corporation,
                Pollution Control Revenue,
                State Water Revolving Fund:
  4,455,000     Prerefunded Balance, Series E
                6.88%, 6/15/10.............      4,925,403
    545,000     Unrefunded Balance, Series E
                6.88%, 6/15/10.............        599,217
  2,000,000   New York State Local
                Government Assistance
                Corporation, Series C
                5.50%, 4/1/17..............      2,132,800
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------

LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              NEW YORK--CONTINUED


              New York State Medical Care
                Facilities, Finance Agency
                Revenue:
$ 2,900,000   6.38%, 8/15/14, (FGIC)....... $    3,233,123
  2,255,000   6.38%, 11/15/19, (AMBAC).....      2,505,440
              Health Center Projects,
                Series A
  1,250,000   6.38%, 11/15/19..............      1,375,000
              New York State Medical Care
                Facilities, Finance Agency
                Revenue, New York Hospital,
                Series A:
  2,000,000   6.75%, 8/15/14...............      2,271,440
  3,500,000   6.80%, 8/15/24,
                (AMBAC/FHA)................      3,985,485
  4,000,000   New York State Mortgage
                Agency, Homeowner Mortgage,
                Series 27
                6.90%, 4/1/15..............      4,371,640
  1,125,000   New York State Power
                Authority, Revenue and
                General Purpose Revenue
                7.00%, 1/1/18..............      1,356,334
  5,000,000   New York State Thruway
                Authority, General Revenue,
                Series D
                5.38%, 1/1/27..............      5,057,850
  3,000,000   New York State Thruway
                Authority, Service Contract
                Revenue, Local Highway and
                Bridge
                5.00%, 4/1/17..............      2,902,320
    575,000   New York State Urban
                Development Corporation
                Revenue, Correctional
                Facilities, Series A
                6.50%, 1/1/09..............        653,292
  7,725,000   New York State, General
                Obligation, Series B
                5.70%, 8/15/10.............      8,222,722
    500,000   Niagara Falls, New York,
                Public Improvement
                7.50%, 3/1/14, (MBIA)......        644,565
                                            --------------
                                               182,085,060
                                            --------------

PAGE 14
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              OHIO--1.6%
$ 2,000,000   Adams County, Ohio Valley
                Local School District
                7.00%, 12/1/15............. $    2,513,560
              Cleveland, Ohio, Public Power
                Systems, First Mortgage:
  1,000,000   7.00%, 11/15/24, (MBIA)......      1,173,760
  7,000,000   Series A
                7.00%, 11/15/16, (MBIA)....      8,148,420
  1,285,000   Columbus, Ohio, General
                Obligation
                12.38%, 2/15/06............      1,967,990
  1,500,000   Montgomery County, Ohio,
                Hospital Revenue, Kettering
                Medical Center
                6.25%, 4/1/20, (MBIA)......      1,743,465
  1,000,000   Ohio State Higher Educational
                Facility Commission
                6.13%, 11/15/17, (MBIA)....      1,088,550
  5,750,000   Ohio State Water Development
                Authority, Pollution
                Control Facilities Revenue,
                Water Control Loan Fund
                5.00%, 6/1/16, (MBIA)......      5,735,625
                                            --------------
                                                22,371,370
                                            --------------

              OKLAHOMA--0.2%
  2,250,000   Oklahoma State Industrial
                Authority, Baptist Medical
                Center
                7.00%, 8/15/14.............      2,459,003
                                            --------------

              PENNSYLVANIA--8.8%
              Allegheny County,
                Pennsylvania, Airport
                Revenue, Pittsburgh
                International Airport,
                Series B:
 11,500,000   5.00%, 1/1/17, (MBIA)........     11,360,390
 11,500,000   5.00%, 1/1/19, (MBIA)........     11,338,310
  2,500,000   Allegheny County,
                Pennsylvania, Sewer Revenue
                (effective yield 6.10%) (b)
                0.00%, 6/1/15, (FGIC)......      1,035,775
  4,390,000   Beaver County, Pennsylvania,
                Ohio Edison
                7.00%, 6/1/21, (FGIC)......      4,764,291
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              PENNSYLVANIA--CONTINUED


$ 2,000,000   Lebanon County, Pennsylvania,
                Good Samaritan Hospital
                Authority, Project Revenue
                6.00%, 11/15/18............ $    2,081,300
  2,000,000   McKeesport, Pennsylvania,
                Area School District,
                Capital Appreciation,
                Series B
                (effective yield 6.25%) (b)
                0.00%, 10/1/15, (FSA)......        814,760
  2,060,000   Millcreek Township,
                Pennsylvania, School
                District, Capital
                Appreciation, Series A
                (effective yield 6.38%) (b)
                0.00%, 9/15/09, (FGIC).....      1,183,223
    900,000   Montgomery County,
                Pennsylvania, Industrial
                Development and Pollution
                Control, Philadelphia
                Electric Company
                7.60%, 4/1/21..............        981,531
  2,500,000   North Penn, Pennsylvania,
                Water Authority
                6.88%, 11/1/19, (FGIC).....      2,895,500
  7,500,000   Northumberland County,
                Pennsylvania, Commonwealth
                Lease Revenue, Capital
                Appreciation
                (effective yield 7.10%) (b)
                0.00%, 10/15/10, (MBIA)....      4,066,950
  2,650,000   Penn Hills Township,
                Pennsylvania, General
                Obligation, Series B,
                (effective yield 6.79%) (b)
                0.00%, 6/1/13, (AMBAC).....      1,220,352
  4,000,000   Pennsylvania State Higher
                Educational Facilities
                Authority, Allegheny
                General Hospital, Series A
                7.13%, 9/1/07..............      4,377,960
              Pennsylvania State Housing
                Finance Agency:
  8,000,000   Multi-Family, Section 8
                8.20%, 7/1/24..............      8,677,200
  5,545,000   Residential Development,
                Section 8, Series A
                7.60%, 7/1/13..............      6,000,411

PAGE 15
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              PENNSYLVANIA--CONTINUED
              Pennsylvania State Housing
                Finance Agency:
              Single Family Mortgage:
$ 4,000,000   Series T
                7.75%, 10/1/09............. $    4,186,080
  3,950,000   Series V
                7.80%, 4/1/16..............      4,074,346
  1,260,000   Pennsylvania State
                Intergovernmental
                Cooperative Authority,
                Philadelphia Funding
                6.75%, 6/15/21, (FGIC).....      1,450,436
              Philadelphia, Pennsylvania,
                Hospital and Higher
                Education Facilities
                Authority Revenue:
              Albert Einstein Medical
                Center:
  3,000,000   7.00%, 10/1/21...............      3,250,680
  2,350,000   7.63%, 4/1/11................      2,483,903
  2,500,000   Temple University Hospital
                5.50%, 11/15/15............      2,529,325
  7,360,000   Philadelphia, Pennsylvania,
                Municipal Authority
                Revenue, Municipal Services
                Building Lease, Capital
                Appreciation,
                (effective yield 7.50%) (b)
                0.00%, 3/15/14, (FSA)......      3,242,080
 14,100,000   Philadelphia, Pennsylvania,
                Water and Wastewater
                Revenue
                5.00%, 6/15/16, (FSA)......     13,898,088
  3,175,000   Pittsburgh, Pennsylvania,
                Urban Redevelopment
                Authority, Multi-Family
                Housing Mortgage, 1985
                Series A
                9.25%, 12/1/27.............      3,356,483
  5,000,000   Pittsburgh, Pennsylvania,
                Water and Sewer Systems
                Revenue, Subordinated,
                Series B
                5.75%, 9/1/25, (FSA).......      5,252,100
  6,350,000   Sayre, Pennsylvania, Health
                Care Facilities Authority,
                Guthrie Healthcare, Series A
                7.10%, 3/1/17..............      6,955,853
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              PENNSYLVANIA--CONTINUED


              Shaler, Pennsylvania, Area
                School District, Capital
                Appreciation, Series A:
$ 2,000,000     (effective yield 5.55%) (b)
                0.00%, 11/15/17, (FGIC).... $      726,100
  2,000,000     (effective yield 5.60%) (b)
                0.00%, 11/15/18, (FGIC)....        689,980
  2,000,000     (effective yield 5.60%) (b)
                0.00%, 11/15/19, (FGIC)....        654,240
  5,000,000   University of Pittsburgh,
                Pennsylvania, University
                Revenue, Series B
                5.00%, 6/1/21, (MBIA)......      4,939,100
  5,000,000   Westmoreland County,
                Pennsylvania, Municipal
                Authority, Capital
                Appreciation, Series C
                (effective yield 5.69%) (b)
                0.00%, 8/15/15.............      2,050,100
                                            --------------
                                               120,536,847
                                            --------------

              RHODE ISLAND--0.4%
  5,710,000   Rhode Island State Health and
                Educational Building
                Corporation, Hospital
                Financing Revenue, Roger
                Williams General Hospital
                9.50%, 7/1/16..............      5,863,199
                                            --------------

              SOUTH CAROLINA--1.4%
  5,000,000   Piedmont Municipal Power
                Agency, South Carolina
                Electric Revenue
                5.38%, 1/1/25, (MBIA)......      5,246,900
  1,610,000   South Carolina State Housing
                Finance and Development
                Authority, Homeownership
                Mortgage Purchase, Series B
                7.90%, 7/1/32, (FHA).......      1,695,620
 12,300,000   South Carolina State Public
                Service Authority Revenue,
                Series A
                5.00%, 1/1/19, (MBIA)......     12,049,449
                                            --------------
                                                18,991,969
                                            --------------

PAGE 16
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              TENNESSEE--2.6%
$ 5,465,000   Bristol, Tennessee, Health
                and Education Authority,
                Bristol Memorial Hospital
                6.75%, 9/1/10, (FGIC)...... $    6,534,501
              Knox County, Tennessee,
                Health and Educational
                Facilities, Fort Sanders
                Hospital Alliance:
  8,000,000   Series B
                7.25%, 1/1/10..............      9,826,560
  3,500,000   Series C
                5.25%, 1/1/15..............      3,639,825
  9,000,000   Metro Government, Nashville
                and Davidson Counties,
                Tennessee, Step Bond
                (effective yield 4.92%) (b)
                0.00%, 1/1/12, (FGIC)......     10,775,700
  4,555,000   Tennessee Housing Development
                Authority, Home Ownership
                Program, Issue H
                7.83%, 7/1/15..............      4,712,193
                                            --------------
                                                35,488,779
                                            --------------

              TEXAS--10.9%
              Austin, Texas, Utility
                Systems Revenue, Refunding:
  5,000,000   5.75%, 5/15/24, (FGIC).......      5,229,500
  2,000,000   Series B
                5.70%, 11/15/21, (MBIA)....      2,106,800
  5,150,000   Bexar, Texas, Health
                Facilities Development
                Corporation, Baptist Health
                Systems, Revenue Refunding,
                Series A
                5.38%, 11/15/22, (MBIA)....      5,204,023
     25,000   Bexar, Texas, Metropolitan
                Water District Waterworks
                Systems, Unrefunded Balance
                6.63%, 5/1/14, (AMBAC).....         27,309
  8,500,000   Brazos River Authority, Texas
                Revenue Refunding, Houston
                Light and Power Company,
                Project C
                8.10%, 5/1/19..............      8,782,880
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              TEXAS--CONTINUED


$ 2,400,000   Brownsville, Texas, Utility
                System Revenue
                6.25%, 9/1/14, (MBIA)...... $    2,792,736
              Fort Bend County, Texas,
                Levee Improvement:
  1,165,000   6.90%, 9/1/20, (MBIA)........      1,312,676
              District #11:
  1,245,000   6.90%, 9/1/18, (MBIA)........      1,402,816
  1,000,000   6.90%, 9/1/19, (MBIA)........      1,126,760
  7,000,000   Harris County, Texas, Flood
                Control District
                (effective yield 7.20%) (b)
                0.00%, 10/1/06.............      4,085,130
  3,270,000   Harris County, Texas, General
                Obligation, Permanent
                Improvement
                5.75%, 10/1/13.............      3,590,787
              Harris County, Texas, Health
                Facilities Development
                Corporation:
  5,000,000   6.60%, 6/1/14................      5,683,400
  2,480,000   Hermann Hospital Project
                6.38%, 10/1/17, (MBIA).....      2,720,238
              Memorial Hospital Project:
  2,525,000   7.13%, 6/1/15................      2,833,908
  3,215,000   Series A
                6.00%, 6/1/09..............      3,631,150
 10,000,000   Harris County, Texas, Health
                Facilities Development
                Corporation Revenue, School
                Health Care Systems, Series B
                5.75%, 7/1/27, (MBIA)......     10,663,800
              Harris County, Texas, Toll
                Road:
  3,000,000   7.00%, 8/15/10...............      3,666,240
  4,000,000   Senior Lien, Series A
                6.38%, 8/15/24, (MBIA).....      4,520,840
 10,500,000   Subordinated Lien
                5.00%, 8/15/21.............     10,300,605
  4,565,000   Houston, Texas, Airport
                System Revenue, Senior Lien
                8.20%, 7/1/17..............      4,771,658

PAGE 17
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              TEXAS--CONTINUED
$ 2,700,000   Houston, Texas, Water and
                Sewer System Revenue,
                Refunding, Junior Lien,
                Series C
                (effective yield 6.85%) (b)
                0.00%, 12/1/10............. $    1,444,203
  3,000,000   North Texas Health Facilities
                Development Corporation,
                United Regional Health Care
                Systems Revenue
                5.00%, 9/1/14, (MBIA)......      2,982,630
  5,670,000   North Texas Thruway
                Authority, Dallas North
                Thruway Systems Revenue,
                Series A
                5.00%, 1/1/20, (FGIC)......      5,573,667
  7,005,000   Plano, Texas, Health
                Facilities Development
                Corporation Revenue, Texas
                Health Resources Systems,
                Series C
                5.00%, 2/15/22, (MBIA).....      6,823,360
  3,175,000   Port Arthur, Texas, General
                Obligation
                5.00%, 2/15/21, (MBIA).....      3,111,119
  1,085,000   Rio Grande Valley, Texas,
                Health Facilities
                Corporation, Hospital
                Revenue, Baptist Medical
                Project
                8.00%, 8/1/17..............      1,130,234
  6,415,000   Tarrant County, Texas,
                Housing Finance Corporation
                Revenue, Single Family
                Mortgage, Series A
                (effective yield 11.00%) (b)
                0.00%, 9/15/16, (MBIA).....      2,352,252
  3,785,000   Texas Housing Agency,
                Residential Development,
                Series D
                8.40%, 1/1/21..............      3,944,235
  2,165,000   Texas Housing Agency, Single
                Family Mortgage
                8.20%, 3/1/16..............      2,222,502
    175,000   Texas Municipal Power Agency,
                Refunding Bonds
                5.25%, 9/1/12, (MBIA)......        178,021
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED
              TEXAS--CONTINUED


$   130,000   Texas Municipal Power Agency,
                Revenue Bonds
                6.10%, 9/1/09.............. $      145,766
              Texas State Public Finance
                Authority Revenue:
 13,050,000     (effective yield 5.23%) (b)
                0.00%, 10/1/14.............      5,693,976
  8,500,000     (effective yield 5.28%) (b)
                0.00%, 10/1/13.............      3,896,995
  7,800,000   Texas State Turnpike
                Authority, Dallas North
                Thruway Revenue, President
                George Bush Turnpike
                5.00%, 1/1/16..............      7,708,038
  5,000,000   Texas State, General
                Obligation, Linked
                RIBs/SAVRs (c)
                6.20%, 9/30/11.............      5,788,200
  9,000,000   Titus County, Texas, Water
                District #1, Southwest
                Electric Power
                8.20%, 8/1/11..............     10,271,970
  1,475,000   University of Texas,
                University Revenues,
                Unrefunded Balance, Series B
                6.75%, 8/15/13.............      1,616,688
                                            --------------
                                               149,337,112
                                            --------------

              UTAH--0.4%
  6,500,000   Intermountain Power Agency,
                Utah, Power Supply, Series C
                (effective yield 6.80%) (b)
                0.00%, 7/1/20..............      1,102,595
  3,500,000   Utah State Building Ownership
                Authority, Lease Revenue,
                State Facilities Master
                Lease Program, Series A
                5.75%, 5/15/18, (AMBAC)....      3,668,840
    235,000   Utah State Housing Finance
                Agency, Single Family
                Mortgage, Series C2
                7.95%, 7/1/10..............        249,323
                                            --------------
                                                 5,020,758
                                            --------------

PAGE 18
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED


              VERMONT--0.1%
$ 1,485,000   Vermont Housing Finance
                Agency,
                Single Family, Series 1
                8.15%, 5/1/25.............. $    1,552,003
                                            --------------

              VIRGINIA--1.1%
  9,355,000   Fairfax County, Virginia,
                Industrial Development
                Authority
                5.00%, 8/15/23.............      9,329,367
              Winchester, Virginia,
                Industrial Development
                Hospital Revenue,
                Winchester Medical Center:
  2,300,000   6.15%, 1/1/15, (AMBAC).......      2,346,644
  3,200,000   6.30%, 1/1/15, (AMBAC).......      3,261,280
                                            --------------
                                                14,937,291
                                            --------------

              WASHINGTON--2.1%
 12,685,000   Chelan County, Washington,
                Public Utility District #1,
                Capital Appreciation,
                Series A,
                (effective yield 5.80%) (b)
                0.00%, 6/1/14..............      5,635,819
 15,000,000   King County, Washington,
                General Obligation, Series C
                6.25%, 1/1/32..............     16,678,350
  4,000,000   Washington Public Power
                Supply System, Nuclear
                Project #3
                (effective yield 10.09%) (b)
                0.00%, 7/1/12..............      1,904,560
  1,300,000   Washington State Health Care
                Facilities Authority,
                Multi-Care Medical Center
                of Tacoma
                7.88%, 8/15/11, (FGIC).....      1,357,616
  3,000,000   Washington State, General
                Obligation, Series A
                5.00%, 1/1/23..............      2,949,930
                                            --------------
                                                28,526,275
                                            --------------
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
LONG-TERM MUNICIPAL OBLIGATIONS--CONTINUED


              WISCONSIN--0.0%
$   585,000   Wisconsin Housing and
                Economic Development
                Authority, Home Ownership
                8.00%, 3/1/21.............. $      616,385
                                            --------------

              PUERTO RICO--3.2%
              Puerto Rico Commonwealth
                Highway and Transportation
                Authority Revenue:
    400,000   Series Y
                5.25%, 7/1/15, (FSA).......        409,876
  5,000,000   Series Z
                6.00%, 7/1/18, (FSA).......      5,742,150
              Puerto Rico Commonwealth,
                General Obligation:
                Linked BPO (c):
 12,800,000   7.00%, 7/1/10, (MBIA)........     15,730,048
  5,000,000   7.00%, 7/1/10, (AMBAC).......      6,144,550
  3,000,000   Refunding
                6.45%, 7/1/17..............      3,337,920
  1,400,000   Puerto Rico Industrial,
                Tourist, Educational,
                Medical, Environmental
                Control Facilities, Finance
                Authority
                6.25%, 7/1/24, (MBIA)......      1,542,016
  5,000,000   Puerto Rico Public Buildings
                Authority Revenue,
                Government Facilities,
                Series B
                5.00%, 7/1/27, (AMBAC).....      4,888,000
  6,250,000   Puerto Rico Public Buildings
                Authority Revenue,
                Guaranteed Public Education
                and Health Facilities, Step
                Bond, Series M,
                (effective yield 5.74%)
                3.75%, 7/1/16..............      6,275,813
                                            --------------
                                                44,070,373
                                            --------------
              TOTAL LONG-TERM MUNICIPAL
                OBLIGATIONS
                (COST $1,279,693,540)......  1,360,964,048
                                            --------------

PAGE 19
---------------------------------------------------------

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------


SHORT-TERM MUNICIPAL OBLIGATIONS--0.9%
              CALIFORNIA--0.1%
$   600,000   California State Health
                Facilities Financing
                Revenue, St. Joseph Health,
                Series A
                4.90%, 7/1/13 (a).......... $      600,000
    300,000   Irvine Ranch, California,
                Water District Revenue,
                Consolidated Bonds
                5.00%, 10/1/10 (a).........        300,000
     59,000   Tustin, California,
                Improvement Bond Act of
                1915, Reassessment District
                Number 95 2 A
                5.00%, 9/2/13 (a)..........         59,000
                                            --------------
                                                   959,000
                                            --------------

              FLORIDA--0.1%
    155,000   Dade County, Florida, Health
                Facilities Authority,
                Hospital Revenue, Miami
                Children's Hospital
                Project, Series 1990
                5.20%, 9/1/20 (a)..........        155,000
  1,775,000   Dade County, Florida, Water
                and Sewer Systems Revenue
                3.65%, 10/5/22 (a).........      1,775,000
                                            --------------
                                                 1,930,000
                                            --------------

              MASSACHUSETTS--0.1%
  1,070,000   Massachusetts State Health
                and Educational Facilities
                Authority, Capital Assets
                Program, Series D
                5.00%, 1/1/35 (a)..........      1,070,000
                                            --------------

              MISSISSIPI--0.2%
              Jackson County, Mississippi,
                Pollution Control Revenue:
    300,000   5.00%, 12/1/16 (a)...........        300,000
    500,000   5.00%, 6/1/23 (a)............        500,000
  2,700,000   Perry County, Mississippi,
                Pollution Control Revenue
                5.00%, 3/1/02 (a)..........      2,700,000
                                            --------------
                                                 3,500,000
                                            --------------
 PRINCIPAL
  AMOUNT                                        VALUE
----------------------------------------------------------
SHORT-TERM MUNICIPAL
OBLIGATIONS--CONTINUED


              MISSOURI--0.2%
              Kansas City, Missouri,
                Industrial Development,
                Hospital Revenue:
$   700,000   5.00%, 4/15/15 (a)........... $      700,000
    300,000   5.00%, 10/15/15 (a)..........        300,000
              Insured Research Health
                Services Systems
    400,000   5.00%, 10/15/14 (a)..........        400,000
  1,555,000   Missouri State Health and
                Educational Facilities
                Authority Revenue
                3.60%, 11/1/14 (a).........      1,555,000
                                            --------------
                                                 2,955,000
                                            --------------

              NEW YORK--0.1%
  1,040,000   New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue
                5.00%, 6/15/24 (a).........      1,040,000
                                            --------------

              WYOMING--0.1%
              Uinta County, Wyoming,
                Pollution Control Revenue:
    400,000   5.00%, 8/15/20 (a)...........        400,000
    775,000   5.00%, 12/1/22 (a)...........        775,000
                                            --------------
                                                 1,175,000
                                            --------------
              TOTAL SHORT-TERM MUNICIPAL
                OBLIGATIONS
                (COST $12,629,000).........     12,629,000
                                            --------------

TOTAL INVESTMENTS--
 (COST $1,292,322,540)...................  99.8%   1,373,593,048
OTHER ASSETS AND
 LIABILITIES--NET.......................     0.2       2,136,565
                                          ------  --------------
NET ASSETS............................... 100.0%  $1,375,729,613
                                          ------  --------------

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) Effective February 4, 1998, the Fund stopped accruing income on this security.

PAGE 20
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

LEGEND OF PORTFOLIO ABBREVIATIONS:

ACEs    Auction Rate Securities
AMBAC   American Municipal Bond Assurance Corp.
BPO     Bond Payment Obligation
FGIC    Federal Guaranty Insurance Co.
FHA     Federal Housing Authority
FSA     Federal Security Assurance
INFLOs  Inverse Floating Rate Securities
MBIA    Municipal Bond Investors Assurance Corp.
PARs    Periodic Auction Reset Securities
RIBs    Residual Interest Bonds
SAVRs   Select Auction Variable Rate Securities

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 21
---------------------------------------------------------

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------------
                                                                    1997          1996          1995          1994          1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                                $     7.71    $     7.86    $     7.10    $     8.12    $     8.04
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  0.38          0.41          0.41          0.37          0.39
Net realized and unrealized gain (loss) on investments and
  closed futures contracts                                             0.23         (0.17)         0.74         (0.96)         0.48
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       0.61          0.24          1.15         (0.59)         0.87
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                                 (0.40)        (0.39)        (0.39)        (0.37)        (0.39)
In excess of net investment income                                        0             0             0         (0.06)        (0.06)
Net realized gain on investments                                      (0.10)            0             0             0         (0.33)
In excess of net realized gain on investments                             0             0             0             0         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.50)        (0.39)        (0.39)        (0.43)        (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF YEAR                                      $     7.82    $     7.71    $     7.86    $     7.10    $     8.12
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       8.15%         3.15%        16.61%        (7.34%)       11.15%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                       0.96%         0.87%         0.95%         1.55%         1.66%
  Total expenses excluding indirectly paid expenses                    0.96%         0.86%         0.94%           --            --
  Net investment income                                                4.97%         5.34%         5.41%         4.92%         4.72%
PORTFOLIO TURNOVER RATE                                                 126%           69%           56%           84%           76%
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF YEAR (THOUSANDS)                               $1,375,730    $1,557,886    $1,204,468    $1,197,727    $1,548,503
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      YEAR ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------------
                                                                    1992          1991          1990          1989          1988
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                                $     8.07    $     7.90    $     8.06    $     8.18    $     8.09
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  0.46          0.46          0.52(a)       0.57          0.55
Net realized and unrealized gain (loss) on investments and
  closed futures contracts                                             0.12          0.36         (0.01)         0.15          0.30
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       0.58          0.82          0.51          0.72          0.85
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                                 (0.46)        (0.46)        (0.52)        (0.60)        (0.63)
In excess of net investment income                                    (0.04)        (0.07)        (0.03)            0             0
Net realized gain on investments                                      (0.11)        (0.12)        (0.12)        (0.24)        (0.13)
In excess of net realized gain on investments                             0             0             0             0             0
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.61)        (0.65)        (0.67)        (0.84)        (0.76)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF YEAR                                      $     8.04    $     8.07    $     7.90    $     8.06    $     8.18
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                       7.55%        10.80%         6.66%         9.11%        10.89%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses                                                       1.38%         1.75%         1.18%         1.23%         1.79%
  Total expenses excluding indirectly paid expenses                      --            --            --            --            --
  Net investment income                                                5.71%         5.78%         6.54%         6.94%         6.74%
PORTFOLIO TURNOVER RATE                                                  78%           77%           64%           69%           61%
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF YEAR (THOUSANDS)                               $1,453,199    $1,146,185    $1,060,826    $  901,912    $  903,132
-----------------------------------------------------------------------------------------------------------------------------------

(a) Calculation based on average shares outstanding.
(b) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 22
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

-------------------------------------------------------------
ASSETS:
 Investments at market value (identified
   cost--$1,292,322,540)                       $1,373,593,048
 Cash                                                  98,709
 Interest receivable                               22,313,651
 Receivable for investments sold                    7,532,994
 Receivable for Fund shares sold                      908,877
 Prepaid expenses                                     166,675
-------------------------------------------------------------
   Total assets                                 1,404,613,954
-------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased                 22,858,216
 Dividends payable                                  2,853,326
 Payable for Fund shares redeemed                   2,002,810
 Due to related parties                               516,843
 Distribution fee payable                             346,780
 Accrued Trustees' fees and expenses                   15,748
 Accrued expenses and other liabilities               290,618
-------------------------------------------------------------
   Total liabilities                               28,884,341
-------------------------------------------------------------
NET ASSETS                                     $1,375,729,613
-------------------------------------------------------------
NET ASSETS REPRESENTED BY:
 Paid-in capital                               $1,288,490,670
 Undistributed net investment income                  467,027
 Accumulated net realized gain on
   investments and closed futures contracts         5,501,408
 Net unrealized appreciation on investments        81,270,508
-------------------------------------------------------------
   Total net assets                            $1,375,729,613
-------------------------------------------------------------
NET ASSET VALUE PER SHARE
   Net asset value of $1,375,729,613 (divided by)
     175,817,106 outstanding shares of
     beneficial interest                       $         7.82
-------------------------------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

-------------------------------------------------------------
INVESTMENT INCOME
 Interest                                      $ 84,530,908
EXPENSES
 Management fee                 $ 6,029,348
 Distribution Plan expenses       5,338,174
 Transfer agent fees              1,342,638
 Custodian fees                     453,948
 Reimburseable accounting
   expenses                         215,018
 Trustees' fees and expenses        124,253
 Other                              193,385
-------------------------------------------------------------
   Total expenses                13,696,764
   Less: Indirectly paid
     expenses                       (20,193)
-------------------------------------------------------------
 Net expenses                                    13,676,571
-------------------------------------------------------------
 Net investment income                           70,854,337
-------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 CLOSED FUTURES CONTRACTS
 Net realized gain (loss) on:
   Investments                   44,775,459
   Closed futures contracts      (7,678,397)
-------------------------------------------------------------
 Net realized gain on
   investments and closed
   futures contracts                             37,097,062
-------------------------------------------------------------
 Net change in unrealized
   appreciation (depreciation)
   on investments                                 2,027,467
-------------------------------------------------------------
 Net realized and unrealized
   gain on investments and
   closed futures contracts                      39,124,529
-------------------------------------------------------------
 Net increase in net assets
   resulting from operations                   $109,978,866
-------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 23
---------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------------
                                                                                          1997                 1996
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                                              $    70,854,337      $    84,167,379
  Net realized gain on investments and closed futures contracts                           37,097,062           15,476,735
  Net change in unrealized appreciation (depreciation) on investments                      2,027,467          (48,955,108)
--------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                109,978,866           50,689,006
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                  (73,811,844)         (79,617,449)
  In excess of net investment income                                                        (160,951)                   0
  Net realized gain on investments                                                       (17,063,591)                   0
--------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                                                 (91,036,386)         (79,617,449)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                               39,118,274          107,614,922
  Shares issued in connection with the acquisition of
     Keystone Tax Exempt Trust                                                                     0          658,278,376
  Net asset value of shares issued in reinvestment of distributions                       53,790,716           41,011,255
  Payment for shares redeemed                                                           (294,007,649)        (424,558,360)
--------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from capital share
       transactions                                                                     (201,098,659)         382,346,193
--------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                          (182,156,179)         353,417,750
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of year                                                                    1,557,885,792        1,204,468,042
--------------------------------------------------------------------------------------------------------------------------
  End of year [including undistributed net investment income as follows:
     1997--$467,027 and 1996--$2,957,507]                                            $ 1,375,729,613      $ 1,557,885,792
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 24
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Evergreen Tax Free Fund (the "Fund") (formerly, Keystone Tax Free Fund), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

An independent pricing service values the Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts.
  The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.
  Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. DERIVATIVE SECURITIES

The Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities when it is consistent with its investment objectives.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

PAGE 25
---------------------------------------------------------

F. DISTRIBUTIONS

Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Transactions in shares of the Fund were as follows:

                                 YEAR ENDED DECEMBER 31,
                                --------------------------
                                   1997           1996
----------------------------------------------------------
Shares sold                       5,057,416     14,063,760
Shares issued in
  connection with the
  acquisition of Keystone
  Tax Exempt Trust                        0     84,656,452
Shares issued in reinvestment
  of distributions                6,963,866      5,361,695
Shares redeemed                 (38,141,778)   (55,439,349)
----------------------------------------------------------
Net increase (decrease)         (26,120,496)    48,642,558
----------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended December 31, 1997 were $1,774,258,295 and $1,991,612,017, respectively.
  On December 31, 1997, the federal tax cost of investment securities was $1,292,335,986. The composition of gross unrealized appreciation, depreciation and net unrealized appreciation was $87,693,203, ($6,436,141) and $81,257,062, respectively.
  As of December 31, 1997, the Fund has no capital loss carryover for federal income tax purposes.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.
  The Fund has adopted a Distribution Plan (the "Plan") as allowed by Rule 12b-1 of the 1940 Act. The Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the Distribution Plan, the Fund pays a distribution fee which may not exceed 1.00% of the Fund's average daily net assets, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.
  The principal underwriter may pay distribution fees greater than the allowable amounts the Fund is permitted to pay under the Plan. The Fund may reimburse EDI for such excess amounts in later years with annual interest at prime plus 1%. EDI intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.
  The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares. However, after the termination of the Plan, and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Plan was in effect.

PAGE 26
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), serves as the investment advisor and manager to the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund. Effective January 1, 1997, BISYS became sub-administrator to the Fund and is paid by Keystone for its services.
  In providing or obtaining additional operating services, facilities and supplies to the Fund, Keystone had incurred other expenses which consisted of transfer agent fees, custodian fees and other fees and expenses for the amounts shown on the statement of operations. Keystone has been reimbursed for these expenses by the Fund.
  Evergreen Investment Services, Inc. ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a wholly-owned subsidiary of First Union National Bank, serves as the administrator to the Fund. The Fund reimbursed EIS for accounting services provided on its behalf.
  Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund. As sub-administrator, BISYS compensates the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. FUND REORGANIZATION

On February 29, 1996, the Fund acquired the net assets of Keystone Tax Exempt Trust in exchange for shares of the Fund pursuant to a plan of reorganization approved by the shareholders of Keystone Tax Exempt Trust on February 29, 1996. The acquisition was accomplished by a tax-free exchange of shares of the Fund for the net assets of Keystone Tax Exempt Trust. The net assets of Keystone Tax Exempt Trust on that date, including $40,609,975 of unrealized appreciation on investments, were combined with the Fund. The aggregate net assets of the Fund and Keystone Tax Exempt Trust immediately before the acquisition were $1,142,691,716 and $658,278,376, respectively. The net assets of the Fund immediately after the acquisition were $1,800,970,092.

8. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to

PAGE 27
---------------------------------------------------------

a fee of $20,000 per annum which is allocated to all of the funds.
  During the year ended December 31, 1997, the Fund had no borrowings under this agreement.

9. SUBSEQUENT EVENTS

Effective January 9, 1998, the Fund added two classes of shares designated as Class A and Class C and designated the existing class of shares as Class B. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Shareholders of the Fund who, on January 16, 1998, held Class B shares purchased before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.
  At a shareholder meeting on January 6, 1998, the shareholders of the Fund approved the acquisition of substantially all assets and certain liabilities of the Fund by Evergreen Tax Free Fund ("Evergreen Tax Free"), a series of Evergreen Municipal Trust, a Delaware business trust, in exchange for Class A, Class B and Class C shares of Evergreen Tax Free. Also at a meeting on January 6, 1998, the shareholders of Evergreen Tax Free Income Fund ("Tax Free Income"), a Massachusetts business trust, approved the acquisition of substantially all of its assets and certain liabilities by Evergreen Tax Free in exchange for Class A, Class B and Class C shares of Evergreen Tax Free. Tax Free Income had net assets of approximately $103 million at December 31, 1997. On January 23, 1998, this acquisition was accomplished by a tax-free exchange of the respective shares of the Funds.

PAGE 28
---------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
EVERGREEN TAX FREE FUND

We have audited the accompanying statement of assets and liabilities of Evergreen Tax Free Fund (formerly, Keystone Tax Free Fund), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Tax Free Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
January 30, 1998

PAGE 29
---------------------------------------------------------
EVERGREEN TAX FREE FUND (FORMERLY KEYSTONE TAX FREE FUND)

ADDITIONAL INFORMATION (UNAUDITED)

Shareholders of the Fund considered and acted upon the proposal listed below at a special meeting of shareholders held on January 6, 1998.

To approve the acquisition of all the assets and certain liabilities of the Fund by a new fund, Evergreen Tax Free Fund, a series of Evergreen Municipal Trust. On November 10, 1997, the record date for the meeting, the Fund had 176,622,551 shares outstanding, of which 102,832,834 shares (58.22% of record date shares) were represented at the meeting. The results of the meeting were as follows:

Affirmative              95,351,700
Against                   2,328,122
Abstain                   5,153,012

FEDERAL TAX STATUS--FISCAL 1997 DISTRIBUTIONS (UNAUDITED)

99.29% of the dividends distributed by the Fund for the year ended December 31, 1997 are exempt from federal income tax.

(This Page Left Blank Intentionally)

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Funds, contact your financial advisor or call Evergreen Funds.


       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE

EVERGREEN DISTRIBUTOR, INC.

Evergreen is a Service Mark of Evergreen
Investment Services, Inc. Copyright 1997.

KTFF-R RV02        (Recyle Logo)


                                    EVERGREEN


                             (graphic appears here)



                                    TAX FREE
                                      FUND
                               (FORMERLY KEYSTONE
                                 TAX FREE FUND)








                       (Evergreen Funds Logo appears here)
                                  SINCE 1932

                                 ANNUAL REPORT
                               DECEMBER 31, 1997